Supplemental information to the Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Supplemental information to the Consolidated Statement of Cash Flows
Supplemental information to the Consolidated Statement of Cash Flows

Non-cash investing and financing transactions that, appropriately, are not reflected in the Consolidated Statement of Cash Flows are listed below.

Non-cash investing and financing transactions	Year ended Dec. 31,
(in millions)	2017	2016	2015
Transfers from loans to other assets for other real estate owned (“OREO”)	$3	$4	$7
Change in assets of consolidated VIEs	500	170	7,881
Change in liabilities of consolidated VIEs	313	69	7,423
Change in nonredeemable noncontrolling interests of consolidated investment management funds	302	120	295
Securities purchased not settled	112	75	—
Securities sales not settled	587	—	11
Securities matured not settled	70	—	—
Available-for-sale securities transferred to held-to-maturity	—	—	11,602
Held-to-maturity securities transferred to available-for-sale	74	10	—
Premises and equipment/capitalized software funded by capital lease obligations	347	13	49